UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03495

Deutsche Money Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 6/30

Date of reporting period: 3/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                       as of March 31, 2016 (Unaudited)

Daily Assets Fund

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 21.1%
Banco del Estado de Chile, 0.45%, 5/2/2016	25,000,000	25,000,000
Bank of Montreal, 0.828%, 10/11/2016	50,000,000	50,000,000
Bank of Nova Scotia:
0.623%, 4/28/2016	12,500,000	12,500,000
0.652%, 11/23/2016	45,000,000	45,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.35%, 4/5/2016	94,000,000	94,000,000
Canadian Imperial Bank of Commerce:
0.67%, 6/30/2016	40,000,000	40,000,000
0.821%, 10/17/2016	40,000,000	40,000,000
Dexia Credit Local:
0.613%, 4/25/2016	45,000,000	45,000,000
0.682%, 5/19/2016	32,000,000	32,000,000
0.791%, 7/13/2016	25,000,000	25,000,000
Nordea Bank Finland PLC, 0.83%, 9/7/2016	10,000,000	10,000,000
Rabobank Nederland NV:
0.795%, 10/3/2016	40,000,000	40,000,000
0.82%, 8/16/2016	22,000,000	22,000,000
Royal Bank of Canada:
0.578%, 5/12/2016	30,000,000	30,000,000
0.71%, 5/2/2016	15,000,000	15,000,000
Svenska Handelsbanken AB:
0.596%, 4/15/2016	25,000,000	25,000,000
0.788%, 10/4/2016	60,000,000	60,000,000
Toronto-Dominion Bank, 0.96%, 12/14/2016	20,000,000	20,000,000
Wells Fargo Bank NA:
0.585%, 6/3/2016	20,000,000	20,000,000
0.611%, 4/11/2016	10,000,000	10,000,000
0.67%, 7/1/2016	40,000,000	40,000,000
0.74%, 6/10/2016	25,000,000	25,000,000
0.87%, 10/13/2016	20,000,000	20,000,000
0.958%, 3/1/2017	40,000,000	40,000,000
Westpac Banking Corp., 0.563%, 5/27/2016	28,000,000	28,000,000
Total Certificates of Deposit and Bank Notes (Cost $813,500,000)		813,500,000
Commercial Paper 39.4%
Issued at Discount ** 24.4%
Albion Capital LLC:
0.5%, 4/25/2016	25,000,000	24,991,667
0.571%, 4/20/2016	30,000,000	29,990,975
Antalis SA, 0.4%, 4/8/2016	15,390,000	15,388,803
ANZ New Zealand International Ltd., 0.651%, 5/25/2016	15,000,000	14,985,375
Autobahn Funding Co., LLC, 0.35%, 4/1/2016	2,425,000	2,425,000
Bedford Row Funding Corp., 0.511%, 4/1/2016	20,000,000	20,000,000
Caisse Centrale Desjardins du Quebec, 0.621%, 6/7/2016	26,000,000	25,969,999
Collateralized Commercial Paper II Co., LLC:
0.481%, 4/6/2016	35,000,000	34,997,667
0.874%, 9/12/2016	20,000,000	19,920,733
Danaher Corp., 0.25%, 4/1/2016	25,000,000	25,000,000
Dexia Credit Local, 0.904%, 9/15/2016	40,000,000	39,833,000
Erste Abwicklungsanstalt:
0.641%, 7/11/2016	8,000,000	7,985,636
0.652%, 7/1/2016	25,000,000	24,958,924
0.652%, 7/11/2016	16,580,000	16,549,765
0.652%, 7/20/2016	15,000,000	14,970,208
Glaxosmithkline Finance PLC, 0.446%, 5/17/2016	2,000,000	1,998,860
Kells Funding LLC:
144A, 0.601%, 5/24/2016	35,000,000	34,969,083
0.601%, 4/20/2016	10,000,000	9,996,833
0.611%, 6/13/2016	35,500,000	35,456,088
MetLife Short Term Funding LLC, 0.401%, 4/29/2016	20,000,000	19,993,778
Nederlandse Waterschapsbank NV:
0.571%, 4/28/2016	22,500,000	22,490,381
0.611%, 5/31/2016	15,000,000	14,984,750
Nordea Bank AB, 0.662%, 7/20/2016	40,000,000	39,919,333
Ontario Teachers Finance Trust, 0.936%, 10/4/2016	25,000,000	24,879,875
Schlumberger Investment SA, 0.55%, 4/7/2016	32,304,000	32,301,039
Skandinaviska Enskilda Banken AB, 0.702%, 7/26/2016	40,000,000	39,909,778
Standard Chartered Bank:
0.501%, 4/5/2016	30,000,000	29,998,333
0.712%, 5/18/2016	20,000,000	19,981,461
Svenska Handelsbanken AB:
0.646%, 7/5/2016	16,500,000	16,471,916
0.844%, 9/1/2016	16,020,000	15,962,809
Toronto Dominion Holdings U.S.A., Inc., 0.906%, 10/28/2016	5,689,000	5,659,133
Toyota Motor Credit Corp., 0.834%, 9/7/2016	20,200,000	20,125,950
UnitedHealth Group, Inc.:
0.59%, 4/5/2016	4,700,000	4,699,692
0.63%, 4/8/2016	24,500,000	24,496,999
0.66%, 4/12/2016	25,000,000	24,994,958
Victory Receivables Corp., 0.5%, 4/8/2016	23,460,000	23,457,719
Walt Disney Co., 0.501%, 6/30/2016	50,000,000	49,937,500
Westpac Banking Corp., 1.038%, 12/22/2016	25,000,000	24,810,451
Working Capital Management Co.:
0.53%, 5/5/2016	25,000,000	24,987,486
0.531%, 4/14/2016	20,000,000	19,996,172
0.531%, 4/22/2016	20,000,000	19,993,817
0.551%, 5/4/2016	20,000,000	19,989,917
		940,431,863
Issued at Par * 15.0%
ANZ New Zealand International Ltd., 0.973%, 3/30/2017	45,000,000	45,000,000
Bank Nederlandse Gemeenten, 0.611%, 5/6/2016	35,000,000	35,000,000
Bank of Nova Scotia, 0.788%, 8/12/2016	25,000,000	25,000,000
Bedford Row Funding Corp.:
0.578%, 4/8/2016	15,000,000	15,000,000
144A, 0.638%, 4/12/2016	20,000,000	20,000,000
0.68%, 7/18/2016	20,000,000	20,000,000
0.971%, 3/2/2017	17,280,000	17,280,000
BNZ International Funding Ltd., 0.802%, 9/23/2016	25,000,000	25,000,000
Commonwealth Bank of Australia:
0.551%, 4/7/2016	32,000,000	31,999,967
0.558%, 4/29/2016	25,000,000	24,999,821
0.971%, 3/2/2017	35,000,000	35,000,000
Crown Point Capital Co., LLC, 0.933%, 10/24/2016	48,000,000	48,000,000
HSBC Bank PLC:
144A, 0.692%, 6/24/2016	40,000,000	40,000,000
0.778%, 7/22/2016	15,000,000	15,000,000
0.784%, 9/1/2016	40,000,000	40,000,000
0.895%, 11/29/2016	35,000,000	35,000,000
Starbird Funding Corp., 0.639%, 12/16/2016	40,000,000	40,000,000
Thunder Bay Funding LLC, 0.791%, 9/12/2016	28,000,000	28,000,000
Westpac Banking Corp., 144A, 0.748%, 8/8/2016	35,000,000	34,998,972
		575,278,760
Total Commercial Paper (Cost $1,515,710,623)		1,515,710,623
Short-Term Notes 8.1%
Bank of Nova Scotia, 0.572% *, 6/7/2016	25,000,000	25,000,000
Commonwealth Bank of Australia, 1.125%, 3/13/2017	10,000,000	9,994,487
Dexia Credit Local SA, 144A, 1.017% *, 1/11/2017	10,000,000	10,003,131
European Investment Bank:
0.625%, 4/15/2016	44,000,000	44,001,572
144A, 10.0%, 5/5/2016	25,000,000	25,212,345
GE Capital International Funding Co., 0.964%, 4/15/2016	73,110,000	73,121,446
National Australia Bank Ltd., 1.169% *, 7/25/2016	7,100,000	7,108,841
Nederlandse Waterschapsbank NV, 0.82% *, 10/18/2016	30,000,000	30,018,546
Svenska Handelsbanken AB, 1.095% *, 9/23/2016	25,000,000	25,018,403
Toronto-Dominion Bank:
1.096% *, 9/9/2016	12,500,000	12,516,899
2.375%, 10/19/2016	18,102,000	18,248,495
Wal-Mart Stores, Inc., 5.313% *, 6/1/2016	18,000,000	18,147,630
Westpac Banking Corp., 1.059% *, 11/25/2016	15,000,000	15,013,012
Total Short-Term Notes (Cost $313,404,807)		313,404,807
Municipal Bonds and Notes 2.4%
Houston, TX, Board of Regents, University System Revenue, TECP, 0.4%, 4/13/2016	5,000,000	5,000,000
Massachusetts, State Development Finance Agency Revenue, Milton Academy, Series B, 0.44% ***, 3/1/2039, LOC: TD Bank NA	4,430,000	4,430,000
Michigan, State Finance Authority Revenue, School Loan, Series C, 0.42% ***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.44% ***, 6/28/2016, LOC: Royal Bank of Canada	25,000,000	25,000,000
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series 30020-I, 144A, 0.41% ***, 3/15/2040	12,000,000	12,000,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series B, 0.4% ***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	7,500,000	7,500,000
San Jose, CA, Financing Authority Lease Revenue, TECP, 0.66%, 5/16/2016	7,114,000	7,114,000
University of California, TECP, 0.45%, 4/5/2016	10,384,000	10,383,481
Total Municipal Bonds and Notes (Cost $92,427,481)		92,427,481
Government & Agency Obligations 1.0%
U.S. Treasury Obligations
U.S. Treasury Floating Rate Note, 0.374% *, 4/30/2017	25,000,000	24,972,447
U.S. Treasury Note, 0.25%, 4/15/2016	12,500,000	12,499,484
Total Government & Agency Obligations (Cost $37,471,931)		37,471,931
Time Deposits 18.3%
Australia & New Zealand Banking Group Ltd., 0.25%, 4/1/2016	100,000,000	100,000,000
Bank of New York Mellon Corp., 0.25%, 4/1/2016	150,000,000	150,000,000
Banque Federative du Credit Mutuel, 0.3%, 4/1/2016	150,000,000	150,000,000
Canadian Imperial Bank of Commerce, 0.23%, 4/1/2016	100,000,000	100,000,000
Credit Agricole SA, 0.27%, 4/1/2016	77,824,487	77,824,487
KBC Bank NV, 0.25%, 4/1/2016	125,000,000	125,000,000
Total Time Deposits (Cost $702,824,487)		702,824,487
Repurchase Agreements 9.7%
BNP Paribas, 0.3%, dated 3/31/2016, to be repurchased at $150,001,250 on 4/1/2016 (a)	150,000,000	150,000,000
BNP Paribas, 0.31%, dated 3/31/2016, to be repurchased at $50,000,431 on 4/1/2016 (b)	50,000,000	50,000,000
BNP Paribas, 0.4%, dated 6/10/2015, to be repurchased at $30,110,000 on 5/5/2016 (c) (d)	30,000,000	30,000,000
Citigroup Global Markets, Inc., 0.31%, dated 3/31/2016, to be repurchased at $45,000,388 on 4/1/2016 (e)	45,000,000	45,000,000
JPMorgan Securities, Inc., 0.787%, dated 4/15/2015, to be repurchased at $100,826,350 on 4/27/2016 (c) (f)	100,000,000	100,000,000
Total Repurchase Agreements (Cost $375,000,000)		375,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $3,850,339,329) †	100.0	3,850,339,329
Other Assets and Liabilities, Net	0.0	1,769,588
Net Assets	100.0	3,852,108,917

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of March 31, 2016.
†	The cost for federal income tax purposes was $3,850,339,329.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
59,582,400	U.S. Treasury Inflation Indexed Bond	0.125	4/15/2017	62,887,980
88,981,300	U.S. Treasury Notes	0.5-2.0	4/30/2016-5/31/2021	90,112,042
Total Collateral Value				153,000,022

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
334,031	Federal National Mortgage Association	4.0-9.0	5/1/2016-6/1/2040	367,890
46,272,574	Federal Home Loan Mortgage Corp.	3.0-7.5	5/1/2016-3/1/2045	51,132,076
36	U.S. Treasury STRIPS	Zero Coupon	11/15/2020	34
Total Collateral Value				51,500,000

(c)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of March 31, 2016. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(d)	Collateralized by $31,956,848 CIFC Funding Ltd., 2.078%, maturing on 4/15/2027 with a value of $31,500,000.
(e)	Collateralized by $44,971,400 U.S. Treasury Note, 1.75%, maturing on 5/15/2022 with a value of $45,900,039.
(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
7,765,042	CAL Funding II Ltd.	3.47	10/25/2027	7,465,195
3,560,339	CLI Funding V LLC	3.38	10/18/2029	3,890,627
10,301,000	Colony American Homes	2.341	7/17/2031	9,890,019
22,165,000	Invitation Homes Trust	2.541	6/17/2031	21,463,199
5,272,899	LA Arena Funding LLC	7.656	12/15/2026	5,838,441
16,000,000	NZCG Funding Ltd.	4.129	2/25/2027	15,967,442
14,250,000	OFSI Fund VII Ltd.	3.59	10/18/2026	13,444,397
16,424,000	Soundview Home Loan Trust	7.0	2/25/2038	13,685,221
13,022,917	TAL Advantage V LLC	3.51	2/22/2039	12,358,800
Total Collateral Value				104,003,341

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LOC: Letter of Credit
STRIPS: Separate Trading of Registered Interest and Principal Securities
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(g)	$ —	$ 3,475,339,329	$ —	$ 3,475,339,329
Repurchase Agreements	—	375,000,000	—	375,000,000
Total	$ —	$ 3,850,339,329	$ —	$ 3,850,339,329

There have been no transfers between fair value measurement levels during the period ended March 31, 2016.

(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Daily Assets Fund, a series of Deutsche Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 23, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 23, 2016